WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS, WARRANTS AND OPTIONS -- 94.53%

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Major Capitalization - Europe  -- 16.49%
-----------------------------------------------------------------------------------
Altana AG                                 1,944,000   $   95,534,167         5.66%
Novartis AG                               1,847,000       74,970,707         4.44%
Sanofi-Synthelabo SA                        875,000       52,484,281         3.11%
Serono SA                                    97,000       55,341,754         3.28%
-----------------------------------------------------------------------------------
                                                      $  278,330,909        16.49%
-----------------------------------------------------------------------------------
Major Capitalization - Far East  -- 8.66%
-----------------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.         3,402,000   $   72,227,474         4.28%
Takeda Chemical Industries, Ltd.          1,750,000       73,865,790         4.38%
-----------------------------------------------------------------------------------
                                                      $  146,093,264         8.66%
-----------------------------------------------------------------------------------
Major Capitalization - North America  -- 44.69%
-----------------------------------------------------------------------------------
Amgen, Inc.(1)                            2,341,000   $  105,415,230         6.25%
Genentech, Inc.(1)                        2,430,000       79,679,700         4.72%
Genzyme Corp.(1)                          2,916,000       60,302,880         3.57%
Gilead Sciences, Inc.(1)                  1,944,000       62,363,520         3.70%
IDEC Pharmaceuticals Corp.(1)             1,652,000       66,377,360         3.93%
Lilly (Eli) & Co.                         1,166,000       67,686,300         4.01%
MedImmune, Inc.(1)                        1,944,000       49,902,480         2.96%
Pfizer, Inc.                                377,490       12,487,369         0.74%
Pharmacia Corp.                           1,458,000       63,714,600         3.78%
Schering-Plough Corp.                     3,110,000       71,778,800         4.25%
Wyeth Corp.                               2,673,000      114,404,400         6.78%
-----------------------------------------------------------------------------------
                                                      $  754,112,639        44.69%
-----------------------------------------------------------------------------------
Specialty Capitalization - Europe  -- 3.11%
-----------------------------------------------------------------------------------
Actelion Ltd.(1)                            948,000   $   35,257,373         2.09%
Berna Biotech AG(1)                         518,210        6,150,577         0.37%
Berna Biotech AG(1)                         875,000       10,789,149         0.64%
Lion Bioscience AG ADR(1)                    40,621          142,174         0.01%
-----------------------------------------------------------------------------------
                                                      $   52,339,273         3.11%
-----------------------------------------------------------------------------------
Specialty Capitalization - Far East  -- 7.55%
-----------------------------------------------------------------------------------
Chugai Pharmaceuticals Co., Ltd.          4,793,000   $   48,255,066         2.86%
Kyorin Pharmaceutical Co., Ltd.           2,090,000       40,234,635         2.38%
Tanabe Seiyaku Co., Ltd.                  4,860,000       38,938,961         2.31%
-----------------------------------------------------------------------------------
                                                      $  127,428,662         7.55%
-----------------------------------------------------------------------------------
Specialty Capitalization - North America  -- 14.03%
-----------------------------------------------------------------------------------
Abgenix, Inc.(1)                          1,555,000   $   12,035,700         0.71%
                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------

Specialty Capitalization - North America (continued)
-----------------------------------------------------------------------------------
Adolor, Inc.(1)                             318,954   $    4,621,643         0.27%
Adolor, Inc.(1)(2)(3)                       380,000        5,506,200         0.33%
Affymetrix, Inc.(1)                       2,236,000       40,270,360         2.39%
Alexion Pharmaceuticals, Inc.(1)            779,000        9,246,730         0.55%
ArQule, Inc.(1)                             612,000        3,886,200         0.23%
Bio-Technology General Corp.(1)           1,701,000        6,293,700         0.37%
Caliper Technologies Corp.(1)               998,000        4,254,300         0.25%
Enzon, Inc.(1)                            1,944,000       42,768,000         2.53%
Gen-Probe, Inc.(1)(2)(3)                    424,066        7,752,839         0.46%
Given Imaging Ltd.(1)(2)(3)                 485,000        5,422,300         0.32%
Given Imaging Warrants(1)(2)(3)               1,283           12,740         0.00%
Immunomedics, Inc.(1)                     1,125,600        6,472,200         0.38%
Incyte Genomics, Inc.(1)                  2,430,000       14,871,600         0.88%
Molecular Devices Corp.(1)                1,409,000       17,640,680         1.05%
Orapharma, Inc.(1)                          846,000        3,384,000         0.20%
Orchid BioSciences, Inc.(1)(2)(3)           807,749          791,594         0.05%
Orchid BioSciences, Inc.
Options(1)(2)(3)                              2,898                0         0.00%
Orchid BioSciences, Inc.
Warrants(1)(2)(3)                           100,000                0         0.00%
Pharmacopeia, Inc.(1)                     1,166,000        9,362,980         0.56%
SangStat Medical Corp.(1)                 1,458,000       26,550,180         1.57%
Sepracor, Inc.(1)                         2,819,000       15,701,830         0.93%
-----------------------------------------------------------------------------------
                                                      $  236,845,776        14.03%
-----------------------------------------------------------------------------------
Total Common Stocks, Warrants and Options
   (identified cost $1,904,121,767)                   $1,595,150,523
-----------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.43%

                                                                      PERCENTAGE OF
SECURITY                                  SHARES      VALUE           NET ASSETS
-----------------------------------------------------------------------------------
Specialty Capitalization - North America  -- 0.43%
-----------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc.(1)(2)(3)       400,000   $    3,000,000         0.18%
Memory Pharmaceutical Corp.,
Series C(1)(2)(3)                           400,000          860,000         0.05%
Memory Pharmaceutical Corp.,
Series D(1)(2)(3)                           441,861          950,001         0.05%
Physiome Science Inc.,
Series E(1)(2)(3)                           521,920        2,499,997         0.15%
-----------------------------------------------------------------------------------
                                                      $    7,309,998         0.43%
-----------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $7,450,001)                       $    7,309,998
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

COMMERCIAL PAPER -- 4.97%

                                          PRINCIPAL
                                          AMOUNT
                                          (000'S                      PERCENTAGE OF
SECURITY                                  OMITTED)    VALUE           NET ASSETS
-----------------------------------------------------------------------------------
General Electric Capital Corp.,
1.89%, 9/3/02                             $  30,000   $   29,996,850         1.78%
Prudential Funding LLC, 1.77%, 9/5/02        30,000       29,994,100         1.77%
Wells Fargo Financial, 1.77%, 9/9/02         23,937       23,927,585         1.42%
-----------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $83,918,535)                   $   83,918,535         4.97%
-----------------------------------------------------------------------------------
Total Investments
   (identified cost $1,995,490,303)                   $1,686,379,056        99.93%
-----------------------------------------------------------------------------------
Other Assets, Less Liabilities                        $    1,158,968         0.07%
-----------------------------------------------------------------------------------
Net Assets                                            $1,687,538,024       100.00%
-----------------------------------------------------------------------------------

 ADR - American Depositary Receipt

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2002
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,995,490,303)      $1,686,379,056
Cash                                              18,420
Interest and dividends receivable              1,167,924
Prepaid expenses                                   7,846
--------------------------------------------------------
TOTAL ASSETS                              $1,687,573,246
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable to affiliate for Trustees' fees   $        1,282
Accrued expenses                                  33,940
--------------------------------------------------------
TOTAL LIABILITIES                         $       35,222
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,687,538,024
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,996,649,271
Net unrealized depreciation (computed on
   the basis of identified cost)            (309,111,247)
--------------------------------------------------------
TOTAL                                     $1,687,538,024
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2002
Investment Income
-------------------------------------------------------
Dividends (net of foreign taxes,
   $2,339,225)                            $  12,414,146
Interest                                      2,451,375
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  14,865,521
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $  15,378,652
Administration fee                            4,347,245
Trustees' fees and expenses                      35,676
Legal and accounting services                    32,636
Custodian fee                                   471,197
Amortization of organization expenses             1,013
Miscellaneous                                    23,190
-------------------------------------------------------
TOTAL EXPENSES                            $  20,289,609
-------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     452,546
-------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     452,546
-------------------------------------------------------

NET EXPENSES                              $  19,837,063
-------------------------------------------------------

NET INVESTMENT LOSS                       $  (4,971,542)
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (99,597,195)
   Foreign currency transactions               (719,175)
-------------------------------------------------------
NET REALIZED LOSS                         $(100,316,370)
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(395,693,662)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(395,693,662)
-------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(496,010,032)
-------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(500,981,574)
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2002    AUGUST 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (4,971,542) $      (3,584,013)
   Net realized gain (loss)                    (100,316,370)        83,231,454
   Net change in unrealized appreciation
      (depreciation)                           (395,693,662)      (247,777,740)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $    (500,981,574) $    (168,130,299)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   1,104,949,066  $   1,228,631,214
   Withdrawals                                 (622,079,554)      (317,562,598)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     482,869,512  $     911,068,616
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (18,112,062) $     742,938,317
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $   1,705,650,086  $     962,711,769
------------------------------------------------------------------------------
AT END OF YEAR                            $   1,687,538,024  $   1,705,650,086
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------
                                     2002           2001          2000         1999         1998
---------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                   1.05%          1.05%        1.09%        0.95%        1.06%
   Interest expense                       --             --           --         0.01%          --
   Net expenses after
      custodian fee reduction           1.03%          1.03%        1.05%        0.90%        0.92%
   Net investment loss                 (0.26)%        (0.27)%      (0.64)%      (0.42)%      (0.49)%
Portfolio Turnover                        38%            24%          31%          41%          34%
---------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                       (21.37)%           --           --           --           --
---------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $1,687,538     $1,705,650     $962,712     $205,081     $144,662
---------------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a global and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the mean of the last available bid and asked prices will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

 E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization were amortized on the straight-line basis over five years and are fully amortized at August 31, 2002.

 F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with
  Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, and 0.60% of average net assets of $1.5 billion but less than $2 billion. The fee rate declines for net assets of $2 billion and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the year ended August 31, 2002, the fee was equivalent to 0.80% of the Portfolio's average daily net assets and amounted to $15,378,652.

   Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee at the annual rate of 0.25% of the first $500 million in average daily net assets of the Portfolio, 0.23% of the next $500 million of average net assets, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, and at reduced rates as daily net assets exceed $2 billion. For the year ended August 31, 2002, the administration fee was 0.23% of average net assets and amounted to $4,347,245.

   Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the year ended August 31, 2002, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,172,395,281 and $676,113,231, respectively, for the year ended August 31, 2002. Realized losses from in-kind withdrawals totaled $30,008,533 for the year ended August 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,996,376,837
    --------------------------------------------------------
    Gross unrealized appreciation             $  142,646,692
    Gross unrealized depreciation               (452,644,473)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (309,997,781)
    --------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2002.

7 Restricted Securities
-------------------------------------------
   At August 31, 2002, the Portfolio owned the following securities (representing 1.59% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

                                                DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE     COST      FAIR VALUE
    --------------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND OPTIONS
    --------------------------------------------------------------------------------------------
    Adolor, Inc.                                 5/30/01      380,000   $ 7,600,000  $ 5,506,200
    Gen-Probe, Inc.                              7/26/02      424,066    16,174,795    7,752,839
    Given Imaging Ltd.                           9/15/00      485,000     1,699,929    5,422,300
    Given Imaging Warrants                       8/30/01        1,283             0       12,740
    Orchid BioSciences, Inc.                    12/20/99      807,749     4,057,411      791,594
    Orchid BioSciences, Inc. Options             7/24/01-
                                                12/21/01        2,898             0            0
    Orchid BioSciences, Inc. Warrants            5/24/99      100,000             0            0
    --------------------------------------------------------------------------------------------
                                                                        $29,532,135  $19,485,673
    --------------------------------------------------------------------------------------------
    PREFERRED STOCKS
    --------------------------------------------------------------------------------------------
    Acadia Pharmaceuticals, Inc.                 5/05/00      400,000   $ 3,000,000  $ 3,000,000
    Memory Pharmaceutical Corp., Series C        6/21/00      400,000     1,000,000      860,000
    Memory Pharmaceutical Corp., Series D        3/04/02      441,861       950,001      950,001
    Physiome Science Inc., Series E              5/16/00      521,920     2,500,000    2,499,997
    --------------------------------------------------------------------------------------------
                                                                        $ 7,450,001  $ 7,309,998
    --------------------------------------------------------------------------------------------
                                                                        $36,982,136  $26,795,671
    --------------------------------------------------------------------------------------------

8 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2002, there were no outstanding obligations under these financial instruments.

WORLDWIDE HEALTH SCIENCES PORTFOLIO AS OF AUGUST 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF WORLDWIDE HEALTH SCIENCES PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Worldwide Health Sciences Portfolio (the "Portfolio") at August 31, 2002, and the results of its operations, the changes in its net assets, and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 4, 2002

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and the Worldwide Health Sciences Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                         POSITION(S)   TERM OF
         NAME             WITH THE    OFFICE AND                                              NUMBER OF PORTFOLIOS
       AND DATE           TRUST AND   LENGTH OF            PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH          PORTFOLIOS    SERVICE              DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
--------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee      Since 1998   President and Chief Executive Officer of                 173
DOB: 11/28/59                                      National Financial Partners (financial
                                                   services company) (since April 1999).
                                                   President and Chief Operating Officer of
                                                   John A. Levin & Co. (registered
                                                   investment adviser) (July 1997 to April
                                                   1999) and a Director of Baker,
                                                   Fentress & Company, which owns John A.
                                                   Levin & Co. (July 1997 to April 1999).
                                                   Ms. Bibliowicz is an interested person
                                                   because of her affiliation with a
                                                   brokerage firm.
James B. Hawkes          Trustee      Trustee of   Chairman, President and Chief Executive                  178
DOB: 11/9/41                          the Trust    Officer of Boston Management and
                                      since        Research (BMR), EVM and their corporate
                                      1989; of     parent and Trustee, Eaton Vance Corp.
                                      the          (EVC) and Eaton Vance, Inc. (EV)
                                      Portfolio    respectively; Director of EV; Vice
                                      since        President and Director of EVD. Trustee
                                      1996;        and/or officer of 178 investment
                                      President    companies in the Eaton Vance Fund
                                      of the       Complex. Mr. Hawkes is an interested
                                      Portfolio    person because of his positions with
                                      until        BMR, EVM and EVC, which are affiliates
                                      10/21/02     of the Trust and the Portfolio.


         NAME
       AND DATE          OTHER DIRECTORSHIPS
       OF BIRTH                  HELD
-----------------------
Jessica M. Bibliowicz    None
DOB: 11/28/59
James B. Hawkes          Director of EVC
DOB: 11/9/41

NONINTERESTED TRUSTEE(S)

                         POSITION(S)   TERM OF
         NAME             WITH THE    OFFICE AND                                              NUMBER OF PORTFOLIOS
       AND DATE           TRUST AND   LENGTH OF            PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH          PORTFOLIOS    SERVICE              DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
--------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee      Trustee of   President of Dwight Partners, Inc.                       178
DOB: 3/26/31                          the Trust    (corporate relations and communications
                                      since        company).
                                      1989; of
                                      the
                                      Portfolio
                                      since 1996
Samuel L. Hayes, III     Trustee      Trustee of   Jacob H. Schiff Professor of Investment                  178
DOB: 2/23/35                          the Trust    Banking Emeritus, Harvard University
                                      since        Graduate School of Business
                                      1989; of     Administration.
                                      the
                                      Portfolio
                                      since 1996
Norton H. Reamer         Trustee      Trustee of   President, Unicorn Corporation (an                       178
DOB: 9/21/35                          the Trust    investment and financial advisory
                                      since        services company) (since September
                                      1989; of     2000). Chairman, Hellman, Jordan
                                      the          Management Co., Inc. (an investment
                                      Portfolio    management company) (since November
                                      since 1996   2000). Advisory Director, Berkshire
                                                   Capital Corporation (investment banking
                                                   firm) (since June 2002). Formerly,
                                                   Chairman of the Board, United Asset
                                                   Management Corporation (a holding
                                                   company owning institutional investment
                                                   management firms) and Chairman,
                                                   President and Director, UAM Funds
                                                   (mutual funds).
Lynn A. Stout            Trustee      Since 1998   Professor of Law, University of                          173
DOB: 9/14/57                                       California at Los Angeles School of Law
                                                   (since July 2001). Formerly, Professor
                                                   of Law, Georgetown University Law
                                                   Center.
Jack L. Treynor          Trustee      Trustee of   Investment Adviser and Consultant.                       170
DOB: 2/21/30                          the Trust
                                      since
                                      1989; of
                                      the
                                      Portfolio
                                      since 1996


         NAME
       AND DATE          OTHER DIRECTORSHIPS
       OF BIRTH                  HELD
-----------------------
Donald R. Dwight         Trustee/Director of
DOB: 3/26/31             the Royce Funds
                         (mutual funds)
                         consisting of 17
                         portfolios
Samuel L. Hayes, III     Director of
DOB: 2/23/35             Tiffany & Co.
                         (specialty retailer)
                         and Director of
                         Telect, Inc.
                         (telecommunication
                         services company)
Norton H. Reamer         None
DOB: 9/21/35
Lynn A. Stout            None
DOB: 9/14/57
Jack L. Treynor          None
DOB: 2/21/30

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                   POSITION(S)             TERM OF
         NAME                       WITH THE              OFFICE AND
       AND DATE                     TRUST AND             LENGTH OF            PRINCIPAL OCCUPATION(S)
       OF BIRTH                    PORTFOLIOS              SERVICE              DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
Gregory L. Coleman       Vice President of the Trust      Since 2001   Partner of Atlanta Capital Management,
DOB: 10/28/49                                                          L.L.C. (Atlanta Capital). Officer of 10
                                                                       investment companies managed by EVM or
                                                                       BMR.
Thomas E. Faust Jr.      President of the Trust           Since 2002   Executive Vice President and Chief
DOB: 5/31/58                                                           Investment Officer of EVM and BMR and
                                                                       Director of EVC. Officer of 50
                                                                       investment companies managed by EVM or
                                                                       BMR.
Samuel D. Isaly (2)      President of the Portfolio       Since        Managing Partner of OrbiMed
DOB: 3/12/45                                              10/21/2002   Advisors, Inc. since 1998; and President
                                                                       of Mehta and Isaly Asset
                                                                       Management, Inc. from 1989 through 1998.
                                                                       Officer of 5 investment companies
                                                                       managed by EVM or BMR.
Duncan W. Richardson     Vice President of the Portfolio  Since 2002   Senior Vice President and Chief Equity
DOB: 10/26/57                                                          Investment Officer of EVM and BMR.
                                                                       Officer of 40 investment companies
                                                                       managed by EVM or BMR.
James A. Womack          Vice President of the Trust      Since 2001   Vice President of Atlanta Capital.
DOB: 11/20/68                                                          Officer of 10 investment companies
                                                                       managed by EVM or BMR.
Alan R. Dynner           Secretary                        Since 1997   Vice President, Secretary and Chief
DOB: 10/10/40                                                          Legal Officer of BMR, EVM, EVD and EVC.
                                                                       Officer of 178 investment companies
                                                                       managed by EVM or BMR.
Barbara E. Campbell      Treasurer of the Portfolio       Since 2002   Vice President of EVM and BMR. Officer
DOB: 6/19/57                                                           of 178 investment companies managed by
                                                                       EVM or BMR.
James L. O'Connor        Treasurer of the Trust           Since 1989   Vice President of BMR, EVM and EVD.
DOB: 4/1/45                                                            Officer of 100 investment companies
                                                                       managed by EVM or BMR.
---------------------------------------------------------------------------------------------------------------

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  The business address of Mr. Isaly is 767 3rd Avenue, New York, NY 10017.

The SAI for the Fund includes additional information about the Trustees and Officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.